Cover	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2026
Entity File Number	001-41389
Entity Registrant Name	ConnectM Technology Solutions, Inc.
Entity Central Index Key	0001895249
Entity Tax Identification Number	87-2898342
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Mount Royal Avenue
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752
City Area Code	617
Local Phone Number	395-1333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false